Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 4,225	$ 4,089	$ 3,115
Service
Disaggregation of Revenue [Line Items]
Revenue	3,359	3,483	2,640
Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	2,181	2,363	1,744
Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	483	424	298
PlayDigital services
Disaggregation of Revenue [Line Items]
Revenue	209	163	114
Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	487	534	484
Product
Disaggregation of Revenue [Line Items]
Revenue	866	606	476
Lottery products
Disaggregation of Revenue [Line Items]
Revenue	157	123	121
Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	501	339	205
Other
Disaggregation of Revenue [Line Items]
Revenue	209	144	149
Global Lottery
Disaggregation of Revenue [Line Items]
Revenue	2,593	2,812	2,164
Global Lottery | Service
Disaggregation of Revenue [Line Items]
Revenue	2,436	2,690	2,043
Global Lottery | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	2,181	2,363	1,744
Global Lottery | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | PlayDigital services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	255	327	299
Global Lottery | Product
Disaggregation of Revenue [Line Items]
Revenue	157	123	121
Global Lottery | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	157	123	121
Global Lottery | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | Other
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming
Disaggregation of Revenue [Line Items]
Revenue	1,423	1,112	837
Global Gaming | Service
Disaggregation of Revenue [Line Items]
Revenue	714	630	483
Global Gaming | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	483	424	298
Global Gaming | PlayDigital services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	232	206	186
Global Gaming | Product
Disaggregation of Revenue [Line Items]
Revenue	709	482	354
Global Gaming | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	501	339	205
Global Gaming | Other
Disaggregation of Revenue [Line Items]
Revenue	208	143	148
PlayDigital
Disaggregation of Revenue [Line Items]
Revenue	209	165	115
PlayDigital | Service
Disaggregation of Revenue [Line Items]
Revenue	209	163	114
PlayDigital | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | PlayDigital services
Disaggregation of Revenue [Line Items]
Revenue	209	163	114
PlayDigital | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | Product
Disaggregation of Revenue [Line Items]
Revenue	1	1	1
PlayDigital | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | Other
Disaggregation of Revenue [Line Items]
Revenue	$ 1	$ 1	$ 1